SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Total Investments	$ 53,817,952	$ 54,150,813
Excess contributions payable	0	0
The Procter & Gamble Company common stock
EBP, Accounting Policy [Line Items]
Total Investments	$ 16,550,299	$ 20,893,884
Concentration of investment at fair value to total investments (in percent)	30.80%	38.60%